Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share Tables [Abstract]
Schedule of consolidated comprehensive loss
The following reflects consolidated comprehensive loss and weighted average number of shares used in the basic and diluted loss per share computations:

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Net loss attributed to shareholders	(165,678)	(33,209)	(13,445)
Basic weighted average number of shares (in 000s)	76,326	63,005	28,873
Basic and diluted loss per share	(2.17)	(0.53)	(0.47)